Basis of presentation (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Reverse stock split		The Group’s common stock began trading on a split-adjusted basis on June 30, 2023. Where the Reverse Stock Split of Class B shares resulted in fractions of ‘new’ Class B shares for the individual shareholder, the resulting fractions in new Class B shares were rounded down to the next whole number of ‘new’ Class B shares and shareholders were compensated for the remaining fractions in cash at a fixed price of CHF 8.735 per ‘new’ Class B share corresponding to a three-day volume-weighted average price of the WISeKey Class B Shares on the SIX Swiss Exchange prior to the ex-date of the Reverse Stock Split. WISeKey paid a total amount of CHF 1,747 (USD 1,952) in compensation for fractions. All share, warrant and options numbers, as well as share and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.
Dividend in kind			$ 34,209
Common Stock Class A
Reverse stock split	Class A shares, par value CHF 0.01 per share at a ratio of one-for-twenty-five
Common stock, par value		$ 0.25	$ 0.25	$ 0.25
Common Stock Class B
Reverse stock split	Class B shares, par value CHF 0.05 per share at a ratio of one-for-fifty
Common stock, par value		$ 2.50	$ 2.50	$ 2.50